PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 98.0%
Asset-Backed Securities 13.0%
Automobiles 0.8%
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-01A, Class A, 144A	3.830%	08/21/28		100	$97,793
Series 2024-01A, Class A, 144A	5.360	06/20/30		100	101,411
					199,204
Collateralized Loan Obligations 11.4%
Anchorage Capital Europe CLO DAC (Ireland), Series 01A, Class A2R, 144A	1.000	01/15/31	EUR	312	322,310
Apex Credit CLO LLC (Cayman Islands),
Series 2021-02A, Class A1A, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 1.230%)	5.785(c)	10/20/34		250	250,304
Series 2021-02A, Class A2, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)	6.405(c)	10/20/34		250	250,323

Ballyrock CLO Ltd. (Cayman Islands), Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	5.565(c)	10/20/31		193	193,674
Battalion CLO Ltd. (Cayman Islands), Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.817(c)	05/17/31		349	348,952
Broad River BSL Funding CLO Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.725(c)	07/20/34		535	535,241
Carlyle US CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.635(c)	04/20/31		198	198,505
Jubilee CLO DAC (Ireland), Series 2016-17A, Class B1RR, 144A, 3 Month EURIBOR + 1.280% (Cap N/A, Floor 1.280%)	4.065(c)	04/15/31	EUR	250	256,383
KKR CLO Ltd. (Cayman Islands), Series 18, Class AR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	5.495(c)	07/18/30		104	104,278
Mountain View CLO Ltd. (Cayman Islands), Series 2019-01A, Class BR, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)	6.414(c)	10/15/34		250	250,000
					2,709,970

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans 0.8%
OneMain Financial Issuance Trust,
Series 2021-01A, Class B, 144A	1.950%	06/16/36	100	$91,716
Series 2023-01A, Class D, 144A	7.490	06/14/38	100	104,812
				196,528

Total Asset-Backed Securities (cost $3,139,563)				3,105,702
Commercial Mortgage-Backed Securities 9.6%
BANK, Series 2020-BN25, Class A4	2.399	01/15/63	600	533,696
Credit Suisse Mortgage Trust, Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	500	488,809
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A2	2.320	03/15/53	600	525,691
FHLMC Multifamily Structured Pass-Through Certificates, Series K057, Class X1, IO	1.148(cc)	07/25/26	5,294	66,943
GS Mortgage Securities Trust, Series 2017-GS06, Class A2	3.164	05/10/50	277	266,111
Morgan Stanley Capital I Trust, Series 2021-L07, Class A4	2.322	10/15/54	500	423,066

Total Commercial Mortgage-Backed Securities (cost $2,610,486)				2,304,316
Corporate Bonds 44.4%
Aerospace & Defense 0.3%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875	04/15/27	59	59,147
Airlines 0.6%
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A	4.750	10/20/28	95	94,374
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	55	55,313
				149,687

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers 0.3%
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250%	02/12/32	25	$20,912
Sr. Unsec’d. Notes	4.750	01/15/43	20	15,763

General Motors Co., Sr. Unsec’d. Notes	5.200	04/01/45	40	34,403
				71,078
Auto Parts & Equipment 0.1%
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	25	23,846
Banks 11.3%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29	135	123,183
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	310	287,154

BNP Paribas SA (France), Sr. Non-Preferred Notes, 144A	1.323(ff)	01/13/27	200	193,566
Citigroup, Inc.,
Jr. Sub. Notes, Series CC	7.125(ff)	08/15/29(oo)	50	51,238
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	270	240,172
Sub. Notes	5.827(ff)	02/13/35	15	14,898

Fifth Third Bancorp, Sr. Unsec’d. Notes	6.339(ff)	07/27/29	20	20,800
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.223(ff)	05/01/29	300	293,279
Huntington Bancshares, Inc., Sr. Unsec’d. Notes	6.208(ff)	08/21/29	10	10,353
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	125	125,000
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	320	289,689

KeyCorp, Sr. Unsec’d. Notes	6.401(ff)	03/06/35	10	10,471
Mizrahi Tefahot Bank Ltd. (Israel), Sub. Notes, 144A	3.077(ff)	04/07/31	200	191,488
Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	5.778(ff)	07/06/29	200	204,973
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	380	339,871
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.582(ff)	06/12/29	40	40,821
Sr. Unsec’d. Notes	5.812(ff)	06/12/26	45	45,140

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Societe Generale SA (France), Sr. Non-Preferred Notes, 144A	1.488%(ff)	12/14/26	200	$193,942
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	5.435(ff)	01/24/30	15	15,165
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	10	10,701
				2,701,904
Biotechnology 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	2.800	08/15/41	115	80,316
Building Materials 0.9%
Owens Corning, Sr. Unsec’d. Notes	3.950	08/15/29	220	210,807
Chemicals 0.1%
Ashland, Inc., Sr. Unsec’d. Notes, 144A	3.375	09/01/31	25	21,482
Commercial Services 2.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Sec’d. Notes, 144A	4.625	06/01/28	200	190,500
AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27	25	24,210
ERAC USA Finance LLC, Gtd. Notes, 144A	4.200	11/01/46	75	60,689
Massachusetts Institute of Technology,
Unsec’d. Notes	3.885	07/01/2116	100	69,861
Unsec’d. Notes	3.959	07/01/38	50	44,741

Trustees of Boston University, Sec’d. Notes, Series CC	4.061	10/01/48	100	81,114
University of Southern California, Sr. Unsec’d. Notes	4.976	10/01/53	54	50,443
				521,558
Computers 1.0%
CA Magnum Holdings (India), Sr. Sec’d. Notes	5.375	10/31/26	200	195,800

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers (cont’d.)
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375%	02/15/30	25	$24,655
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	27	29,416
				249,871
Diversified Financial Services 0.6%
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200	12/12/28	20	20,969
Capital One Financial Corp., Sr. Unsec’d. Notes	7.624(ff)	10/30/31	20	22,130
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	5.500	08/15/28	60	58,944
OneMain Finance Corp., Gtd. Notes	3.875	09/15/28	25	23,350
PennyMac Financial Services, Inc., Gtd. Notes, 144A	7.875	12/15/29	15	15,696
				141,089
Electric 3.0%
AEP Texas, Inc., Sr. Unsec’d. Notes	5.400	06/01/33	70	69,327
Avangrid, Inc., Sr. Unsec’d. Notes	3.200	04/15/25	115	114,623
Instituto Costarricense de Electricidad (Costa Rica), Sr. Unsec’d. Notes, 144A	6.750	10/07/31	200	202,376
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	4.300	05/15/28	115	113,615
PECO Energy Co.,
First Mortgage	4.900	06/15/33	135	132,322
First Mortgage	5.250	09/15/54	5	4,689

Public Service Electric & Gas Co., First Mortgage	5.200	08/01/33	80	80,042
				716,994

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Engineering & Construction 1.6%
Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic), Sr. Sec’d. Notes, 144A	7.000%	06/30/34		200	$202,080
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	3.875	04/30/28		200	187,262
					389,342
Entertainment 0.2%
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42		30	24,143
Gtd. Notes	5.141	03/15/52		15	11,189
					35,332
Environmental Control 0.0%
GFL Environmental, Inc., Sr. Sec’d. Notes, 144A	6.750	01/15/31		10	10,375
Foods 0.7%
Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP	100	118,464
Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.375	01/31/32		25	22,765
Post Holdings, Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/32		20	20,035
					161,264
Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.750	05/20/27		20	19,052
Healthcare-Products 0.1%
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29		25	23,346
Healthcare-Services 3.6%
Cedars-Sinai Health System, Sec’d. Notes, Series 2021	2.288	08/15/31		230	194,040
CommonSpirit Health, Sr. Sec’d. Notes	5.205	12/01/31		115	114,710

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Dartmouth-Hitchcock Health, Sec’d. Notes, Series B	4.178%	08/01/48	100	$75,467
HCA, Inc., Gtd. Notes	5.375	02/01/25	110	110,000
MyMichigan Health, Sec’d. Notes, Series 2020	3.409	06/01/50	100	69,259
Nationwide Children’s Hospital, Inc., Unsec’d. Notes	4.556	11/01/52	30	26,096
Queen’s Health Systems (The), Sec’d. Notes	4.810	07/01/52	25	22,324
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	5.000	12/15/34	45	43,608
Sutter Health, Unsec’d. Notes	5.164	08/15/33	19	18,828
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375	01/15/30	50	46,761
Texas Health Resources, Sr. Unsec’d. Notes	2.328	11/15/50	100	56,675
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.200	04/15/63	90	80,216
				857,984
Holding Companies-Diversified 0.1%
Clue Opco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31	25	26,417
Home Builders 1.1%
Beazer Homes USA, Inc., Gtd. Notes	7.250	10/15/29	110	111,025
M/I Homes, Inc., Gtd. Notes	3.950	02/15/30	60	54,995
Taylor Morrison Communities, Inc., Sr. Unsec’d. Notes, 144A	5.125	08/01/30	105	101,664
				267,684
Housewares 0.3%
Scotts Miracle-Gro Co. (The), Gtd. Notes	4.375	02/01/32	85	75,885

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance 0.9%
Arthur J Gallagher & Co., Sr. Unsec’d. Notes	5.150%	02/15/35	20	$19,450
Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.500	06/15/52	30	27,349
Lincoln National Corp., Sr. Unsec’d. Notes	5.852	03/15/34	50	50,829
Principal Life Global Funding II, Sec’d. Notes, 144A, MTN	5.500	06/28/28	120	121,856
				219,484
Lodging 0.1%
Hyatt Hotels Corp., Sr. Unsec’d. Notes	5.750	01/30/27	10	10,165
Marriott International, Inc., Sr. Unsec’d. Notes	4.900	04/15/29	10	9,992
				20,157
Media 0.3%
Cox Communications, Inc., Gtd. Notes, 144A	5.450	09/01/34	50	48,057
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	8.000	08/15/28	15	15,330
				63,387
Oil & Gas 2.2%
Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31	200	173,248
Sr. Unsec’d. Notes, 144A	4.000	01/15/31	210	194,405
BP Capital Markets America, Inc.,
Gtd. Notes	4.812	02/13/33	100	96,947
Gtd. Notes	4.893	09/11/33	40	38,743

Expand Energy Corp., Gtd. Notes, 144A	5.875	02/01/29	30	29,926
				533,269
Packaging & Containers 0.2%
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.625	05/13/27	45	45,158

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals 0.9%
AbbVie, Inc., Sr. Unsec’d. Notes	4.700%	05/14/45	55	$48,909
AdaptHealth LLC, Gtd. Notes, 144A	6.125	08/01/28	50	49,138
CVS Health Corp., Sr. Unsec’d. Notes	1.750	08/21/30	85	70,290
Viatris, Inc., Gtd. Notes	3.850	06/22/40	60	44,971
				213,308
Pipelines 1.1%
Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	6.036	11/15/33	70	71,847
ONEOK, Inc., Gtd. Notes	4.450	09/01/49	90	69,784
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	4.600	03/15/48	70	58,288
Western Midstream Operating LP, Sr. Unsec’d. Notes	4.500	03/01/28	60	58,842
				258,761
Real Estate 0.8%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.875	03/20/27	200	195,256
Real Estate Investment Trusts (REITs) 2.7%
Alexandria Real Estate Equities, Inc., Gtd. Notes	5.250	05/15/36	50	48,401
American Tower Corp.,
Sr. Unsec’d. Notes	3.950	03/15/29	30	28,767
Sr. Unsec’d. Notes	5.800	11/15/28	35	35,998

Crown Castle, Inc., Sr. Unsec’d. Notes	4.800	09/01/28	115	114,284
Diversified Healthcare Trust, Gtd. Notes	4.375	03/01/31	140	107,776
Host Hotels & Resorts LP, Sr. Unsec’d. Notes, Series I	3.500	09/15/30	25	22,725
Sun Communities Operating LP, Gtd. Notes	4.200	04/15/32	70	63,930

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

Welltower OP LLC, Gtd. Notes	3.100%	01/15/30		125	$114,500
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.000	04/15/30		110	104,419
					640,800
Retail 0.9%
Carvana Co., Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%	9.000	12/01/28		21	23,146
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	100	115,591
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	03/01/32		15	15,117
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes, 144A	5.000	06/01/31		60	54,518
					208,372
Semiconductors 0.4%
Broadcom, Inc.,
Sr. Unsec’d. Notes	4.350	02/15/30		25	24,292
Sr. Unsec’d. Notes, 144A	3.137	11/15/35		90	73,207
					97,499
Software 0.6%
Autodesk, Inc., Sr. Unsec’d. Notes	2.400	12/15/31		90	76,034
Fiserv, Inc., Sr. Unsec’d. Notes	5.375	08/21/28		60	60,929
					136,963
Telecommunications 4.6%
AT&T, Inc., Sr. Unsec’d. Notes	2.250	02/01/32		220	182,205
Iliad Holding SASU (France), Sr. Sec’d. Notes, 144A	6.875	04/15/31	EUR	100	111,049
Motorola Solutions, Inc., Sr. Unsec’d. Notes	2.750	05/24/31		100	86,901

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
TalkTalk Telecom Group Ltd. (United Kingdom),
Sec’d. Notes, 144A, Cash coupon N/A or PIK N/A	11.750%	03/01/28	GBP	38	$13,668
Sr. Sec’d. Notes, 144A, Cash coupon N/A or PIK N/A	8.250	09/01/27	GBP	64	66,222

T-Mobile USA, Inc., Gtd. Notes	3.000	02/15/41		160	114,394
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.500	09/18/30		375	312,420
Vmed O2 UK Financing I PLC (United Kingdom), Sr. Sec’d. Notes	4.500	07/15/31	GBP	100	106,098
Zegona Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.750	07/15/29	EUR	100	110,381
					1,103,338
Trucking & Leasing 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	5.750	05/24/26		40	40,406

Total Corporate Bonds (cost $11,299,463)					10,590,618
Municipal Bonds 1.3%
Indiana 0.2%
Indiana Finance Authority, Taxable, Revenue Bonds	3.051	01/01/51		80	56,889
Michigan 0.2%
Michigan State University, Taxable, Revenue Bonds, Series A	4.165	08/15/2122		25	18,373
University of Michigan, Taxable, Revenue Bonds, Series A	4.454	04/01/2122		40	31,714
					50,087
Minnesota 0.1%
University of Minnesota, Taxable, Revenue Bonds	4.048	04/01/52		25	20,145

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Missouri 0.3%
Health & Educational Facilities Authority of the State of Missouri, Taxable, Revenue Bonds, Series A	3.229%	05/15/50	100	$70,055
New York 0.1%
City of New York,
Taxable, General Obligation Unlimited, Series D-1	5.094	10/01/49	10	9,499
Taxable, General Obligation Unlimited, Series D-1	5.114	10/01/54	15	14,242
				23,741
Virginia 0.4%
University of Virginia, Taxable, Revenue Bonds, Series A	3.227	09/01/2119	165	94,732

Total Municipal Bonds (cost $469,463)				315,649
Residential Mortgage-Backed Security 1.1%
FHLMC Structured Agency Credit Risk REMIC Trust, Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%) (cost $250,355)	6.451(c)	09/25/41	250	252,496
U.S. Government Agency Obligations 18.8%
Federal Home Loan Mortgage Corp.	2.000	10/01/51	40	31,134
Federal Home Loan Mortgage Corp.	2.500	08/01/50	480	395,819
Federal Home Loan Mortgage Corp.	2.500	04/01/51	278	227,799
Federal Home Loan Mortgage Corp.	2.500	05/01/51	112	92,244
Federal Home Loan Mortgage Corp.	3.000	01/01/52	201	171,363
Federal Home Loan Mortgage Corp.	5.000	06/01/52	86	83,559
Federal Home Loan Mortgage Corp.	5.500	07/01/52	139	137,407
Federal Home Loan Mortgage Corp.	5.500	11/01/52	225	223,321
Federal Home Loan Mortgage Corp.	6.000	12/01/54	345	347,304
Federal National Mortgage Assoc.	1.500	12/01/50	74	54,601
Federal National Mortgage Assoc.	1.500	01/01/51	82	60,557
Federal National Mortgage Assoc.(k)	2.000	11/01/50	464	364,451
Federal National Mortgage Assoc.	2.500	10/01/50	224	183,818
Federal National Mortgage Assoc.	3.000	02/01/52	226	192,928
Federal National Mortgage Assoc.	3.000	03/01/52	204	173,641

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	3.500%	04/01/52	204	$180,586
Federal National Mortgage Assoc.	3.500	05/01/52	126	111,577
Federal National Mortgage Assoc.	4.000	04/01/52	192	175,660
Federal National Mortgage Assoc.	4.000	06/01/52	26	23,667
Federal National Mortgage Assoc.	4.500	06/01/52	319	300,652
Federal National Mortgage Assoc.	5.000	07/01/52	48	46,119
Federal National Mortgage Assoc.	5.500	11/01/52	94	93,106
Federal National Mortgage Assoc.	6.000	11/01/52	48	49,019
Federal National Mortgage Assoc.	6.000	12/01/52	93	94,273
Federal National Mortgage Assoc.	6.500	01/01/53	25	25,353
Government National Mortgage Assoc.	3.000	08/20/51	239	208,269
Government National Mortgage Assoc.	3.500	12/20/51	202	181,158
Government National Mortgage Assoc.	6.000	TBA	250	251,689

Total U.S. Government Agency Obligations (cost $4,629,234)				4,481,074
U.S. Treasury Obligations 4.5%
U.S. Treasury Bonds(k)	1.750	08/15/41	475	309,121
U.S. Treasury Bonds	2.250	08/15/49	50	31,047
U.S. Treasury Bonds	4.125	08/15/44	185	167,916
U.S. Treasury Notes	1.250	11/30/26	255	241,872
U.S. Treasury Strips Coupon	2.155(s)	05/15/43	440	175,398
U.S. Treasury Strips Coupon	4.920(s)	08/15/48	10	3,082
U.S. Treasury Strips Coupon	5.050(s)	02/15/42	360	153,197

Total U.S. Treasury Obligations (cost $1,228,935)				1,081,633

Shares
Affiliated Exchange-Traded Fund 5.3%
PGIM AAA CLO ETF (cost $1,241,739)(wa)	24,346	1,254,306

Total Long-Term Investments (cost $24,869,238)			23,385,794

Short-Term Investments 4.5%
Affiliated Mutual Fund 4.5%
PGIM Core Government Money Market Fund (7-day effective yield 4.511%) (cost $1,074,200)(wa)	1,074,200	1,074,200

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Value
Options Purchased*~ 0.0%
(cost $127)	$100

Total Short-Term Investments (cost $1,074,327)	1,074,300

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.5% (cost $25,943,565)	24,460,094
Options Written*~ (0.0)%
(premiums received $2,247)	(1,976)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 102.5% (cost $25,941,318)	24,458,118
Liabilities in excess of other assets(z) (2.5)%	(592,872)

Net Assets 100.0%	$23,865,246

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BNYM—Bank of New York Mellon
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CME—Chicago Mercantile Exchange
DAC—Designated Activity Company
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
N/A—Not Applicable
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
SSB—State Street Bank & Trust Company
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$98.00		1		3	$100
(cost $127)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.65%	3.65%(A)	1 Day SOFR(A)/ 4.380%	255	$—
(cost $0)
Total Options Purchased (cost $127)								$100

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.50		1		3	$(456)
3 Month SOFR	Put	12/12/25	$96.50		1		3	(1,519)
Total Exchange Traded (premiums received $2,247)								$(1,975)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.10%	1 Day SOFR(A)/ 4.380%	3.10%(A)	510	$—
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.32%	4.32%(A)	1 Day SOFR(A)/ 4.380%	255	(1)
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.35%	4.35%(A)	1 Day SOFR(A)/ 4.380%	255	—
Total OTC Swaptions (premiums received $0)								$(1)
Total Options Written (premiums received $2,247)								$(1,976)
Futures contracts outstanding at January 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
13	2 Year U.S. Treasury Notes	Mar. 2025	$2,673,125	$(1,022)
7	5 Year U.S. Treasury Notes	Mar. 2025	744,734	(1,460)
4	10 Year U.S. Treasury Notes	Mar. 2025	435,375	(3,557)
11	10 Year U.S. Ultra Treasury Notes	Mar. 2025	1,225,125	(18,929)
9	20 Year U.S. Treasury Bonds	Mar. 2025	1,025,156	(14,090)
5	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	592,344	(4,226)
				(43,284)
Short Positions:
2	3 Month CME SOFR	Mar. 2025	478,250	646
2	3 Month CME SOFR	Jun. 2025	478,750	2,471
1	5 Year Euro-Bobl	Mar. 2025	121,822	2,095
1	Euro Schatz Index	Mar. 2025	110,810	653
				5,865
				$(37,419)

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 02/04/25	BNYM	GBP	284	$354,052	$351,578	$—	$(2,474)
Euro,
Expiring 02/04/25	BNP	EUR	83	87,730	86,553	—	(1,177)
Expiring 02/04/25	JPM	EUR	955	1,004,089	991,276	—	(12,813)
				$1,445,871	$1,429,407	—	(16,464)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 02/04/25	MSI	GBP	284	$351,675	$351,578	$97	$—
Expiring 03/04/25	BNYM	GBP	284	354,015	351,550	2,465	—
Euro,
Expiring 02/04/25	SSB	EUR	1,027	1,059,020	1,065,889	—	(6,869)
Expiring 03/04/25	JPM	EUR	955	1,005,366	992,560	12,806	—
				$2,770,076	$2,761,577	15,368	(6,869)
						$15,368	$(23,333)
Credit default swap agreements outstanding at January 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	45	$(31)	$(9)	$(22)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	15	(10)	(3)	(7)	BARC
					$(41)	$(12)	$(29)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q)	30	0.283%	$223	$190	$33	GSI

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Citigroup, Inc.	12/20/25	1.000%(Q)		30	0.237%	$236	$193	$43	GSI
Morgan Stanley	12/20/25	1.000%(Q)		30	0.236%	236	190	46	GSI
U.S. Treasury Notes	03/20/25	0.250%(Q)	EUR	30	0.115%	15	6	9	BARC
						$710	$579	$131

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	530	$(11,554)	$(12,655)	$(1,101)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at January 31, 2025:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	310	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.704%	$(4,295)	$25,335	$29,630
	1,278	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 4.380%	—	120	120
	2,160	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 4.380%	—	5,287	5,287
	1,005	08/19/25	4.395%(A)	1 Day SOFR(2)(A)/ 4.380%	56	(1,532)	(1,588)
	1,060	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.380%	—	(3,127)	(3,127)
	1,105	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.380%	—	(4,121)	(4,121)
	160	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.380%	30	(1,514)	(1,544)
	1,000	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.380%	283	4,936	4,653
	625	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.380%	(665)	(922)	(257)
	240	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.380%	—	(5,422)	(5,422)
	40	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.380%	18,259	19,193	934
	185	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.380%	—	5,747	5,747
					$13,668	$43,980	$30,312

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Total return swap agreements outstanding at January 31, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)††	1 Day USOIS -40bps(T)/ 3.930%	GSI	03/20/25	(411)	$39,854	$—	$39,854
U.S. Treasury Bond(T)	1 Day USOIS +22bps(T)/ 4.550%	JPM	02/13/25	490	(41,741)	—	(41,741)
					$(1,887)	$—	$(1,887)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
††	See the table below for the swap constituents. To the extent that any swap is composed of greater than 50 constituents, the Fund is only required to disclose the top 50.
The following table represents the top 50 individual positions and related values of underlying securities of Total Return Benchmark Bond Index total return swap with GSI, as of January 31, 2025, termination date 03/20/2025:
Corporate Bond:
Reference Entity	Shares	Market Value	% of Total Index Value
Bank of America Corp.	40,319,400	$ 30,472,347	7.31%
Wells Fargo & Co.	34,230,900	25,107,561	6.02%
Morgan Stanley	27,871,800	20,868,092	5.01%
Goldman Sachs Group, Inc.	28,954,200	20,119,882	4.83%
Citigroup, Inc.	26,654,100	18,808,036	4.51%
AT&T, Inc.	24,354,000	16,745,759	4.02%
Verizon Communications, Inc.	20,024,400	14,373,447	3.45%
Anheuser-Busch InBev Worldwide, Inc.	15,694,800	13,916,258	3.34%
Comcast Corp.	19,889,100	12,130,000	2.91%
Oracle Corp.	15,559,500	11,707,996	2.81%
Apple, Inc.	16,236,000	10,295,716	2.47%
Abbvie, Inc.	10,282,800	8,431,410	2.02%
Microsoft Corp.	10,553,400	7,109,538	1.71%
Amazon.com, Inc.	10,147,500	6,882,426	1.65%
CVS Health Corp.	9,200,400	6,847,203	1.64%
UnitedHealth Group, Inc.	8,523,900	5,674,140	1.36%
Visa, Inc.	9,335,700	5,137,427	1.23%
Broadcom, Inc.	6,629,700	5,042,193	1.21%
The Walt Disney Co.	6,494,400	4,775,041	1.15%

PGIM ESG Total Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Corporate Bond (continued):
Reference Entity	Shares	Market Value	% of Total Index Value
T-Mobile USA, Inc.	7,035,600	$4,764,480	1.14%
Shell International Finance BV	6,900,300	4,716,156	1.13%
Telefonica Emisiones, S.A.U.	5,412,000	4,676,100	1.12%
Home Depot, Inc.	7,982,700	4,567,568	1.10%
ExxonMobil Corp.	6,223,800	4,435,686	1.06%
General Motors Co.	4,870,800	4,368,692	1.05%
Intel Corp.	7,441,500	4,336,566	1.04%
Amgen, Inc.	6,765,000	4,253,703	1.02%
Pfizer, Inc.	6,494,400	4,028,800	0.97%
Pacific Gas & Electric Co.	4,600,200	4,010,100	0.96%
B.A.T. Capital Corp.	5,547,300	3,992,346	0.96%
Bristol-Myers Squibb Co.	6,494,400	3,784,320	0.91%
Altria Group, Inc.	5,412,000	3,776,188	0.91%
Cigna Corp.	5,547,300	3,690,626	0.89%
Enterprise Products Operating LLC	5,412,000	3,642,222	0.87%
Intercontinental Exchange, Inc.	5,547,300	3,555,362	0.85%
Raytheon Technologies Corp.	5,682,600	3,506,940	0.84%
PepsiCo, Inc.	4,464,900	3,373,620	0.81%
Vodafone Group PLC	4,194,300	3,319,904	0.80%
Gilead Sciences, Inc.	5,276,700	3,291,583	0.79%
Johnson & Johnson	5,276,700	3,065,524	0.74%
McDonald’s Corp.	3,788,400	3,055,258	0.73%
FedEx Corp.	3,111,900	2,879,484	0.69%
The Coca-Cola Co.	4,194,300	2,807,789	0.67%
BP Capital Markets America, Inc.	4,194,300	2,731,804	0.66%
Elevance Health, Inc.	3,788,400	2,677,192	0.64%
American International Group, Inc.	3,111,900	2,582,589	0.62%
Simon Property Group LP	3,382,500	2,492,502	0.60%
International Business Machines Corp.	3,788,400	2,404,445	0.58%
Union Pacific Corp.	3,653,100	2,343,814	0.56%
MidAmerican Energy Co.	3,788,400	2,341,346	0.56%
		$353,917,181

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).